SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (AS RESTATED)

Principles of consolidation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and Consolidated Affiliated Entities in which the Company is the primary beneficiary. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. However, if the Company demonstrates its ability to control the Consolidated Affiliated Entities through power to govern the activities that most significantly impact its economic performance and is obligated to absorb substantially all of the expected losses and receive substantially all the economic benefits of the Consolidated Affiliated Entities, then the entity is consolidated. All significant intercompany balances and transactions between the Company, its subsidiaries and Consolidated Affiliated Entities have been eliminated in consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the allowance for doubtful accounts, amortization of intangible assets and capitalized content costs, recoverability and useful lives of long-lived assets, amortization and recoverability of licensed copyrights, recoverability of the carrying values of goodwill and indefinite-lived intangible assets, fair value of stock options to purchase the Company’s ordinary shares, fair value of nonmonetary content exchanges, forfeiture rates for options and restricted stock (units) granted, allocation of purchase price to identifiable assets and liabilities acquired in business combinations, accrual of sales commissions to third-party advertising agencies, valuation allowances on deferred tax assets and income tax uncertainties, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Convenience translation

Translations of amounts from Renminbi (“RMB”) into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB6.2046 on December 31, 2014 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Foreign currency translation and transactions

The Company’s functional currency is the US$. The Company’s subsidiaries and Consolidated Affiliated Entities determined their functional currencies based on the criteria of ASC subtopic 830-10, Foreign Currency Matters: Overall. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity. The Company uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing at the balance sheet date. The foreign exchange loss and gain included in “other income (loss), net” in the consolidated statements of comprehensive loss for the years ended December 31, 2012 and 2013 were RMB3,162 and RMB12,358, respectively, and the foreign exchange loss included in the consolidated statement of comprehensive loss for the year ended December 31, 2014 was RMB7,192 (US$1,159).

Cash and cash equivalents and short-term investments

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions. All highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents. All highly liquid investments with original maturities greater than three months, but less than twelve months, are classified as short-term investments.

Restricted cash

Restricted cash is restricted as to usage based on contracts entered into with third parties. The restricted cash balance was RMB2,679 and RMB617,586 (US$99,537) as of December 31, 2013 and 2014, respectively. RMB611,900 (US$98,620) is a restricted deposit pledged as collateral for a short-term bank loan (Note 13).

Accounts receivable

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as the age of the amounts due, the customer’s payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property and equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Office computer equipment	3 years
Office furniture and equipment	3 years
Software	3 years
Servers and network equipment	3 years
Motor vehicles	5 years

Leasehold improvements are amortized over the shorter of the estimated useful lives of the assets or the lease terms.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of the assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

All direct and indirect costs that are related to the construction of property and equipment and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific property and equipment items and depreciation of these assets commences when ready for their intended use.

Long-term investments

The Company’s long-term investments consist of cost method investments and equity method investments.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Ventures(“ASC 323”). Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. Under the conditions that the Company is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, if further investments are made that have a higher liquidation preference than ordinary shares, the Company would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. Unrealized inter-company profits and losses with equity investees are eliminated. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than temporary.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company’s management and its legal counsel assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Capitalized content production costs

The Company contracts for the production of, and self produces, short films to exhibit on its websites. Capitalized content production costs (which include direct production costs, production overhead and acquisition costs) are stated at the lower of unamortized cost or estimated fair value.

The Company amortizes production costs using the individual-film-forecast-computation method, which amortizes such costs in the same ratio that current period actual revenue (numerator) bears to estimated remaining unrecognized ultimate revenue as of the beginning of the fiscal year (denominator).

The Company estimates total revenues to be earned (“ultimate revenues”) throughout the life of a film. Ultimate revenue estimates for the produced films are periodically reviewed and adjustments, if any, will result in changes to amortization rates. Estimates used in calculating the fair value of the self-produced content are based upon assumptions about future demand and market conditions.

Licensed copyrights, net

Licensed copyrights relate to titles to movies, television series, variety shows, animations and other video content acquired from external parties. The license fees are capitalized and, unless prepaid, a corresponding liability recorded when cost of the content is known, the content has been accepted by the Group in accordance with the conditions of the license agreement and the content is available for its first showing on the Group’s websites.  Licensed copyrights are carried at the lower of unamortized cost or NRV. The terms of the licenses for professionally produced content vary depending on the type of content and producers, but the terms for movies and television serial dramas typically range from six months to ten years. Licensed copyrights are presented on the balance sheet as current and non-current based on estimated time of usage.

The Group has two types of licensed copyrights, 1) non-exclusive licensed copyrights and 2) exclusive licensed copyrights. With non-exclusive licensed copyrights, the Group has the right to broadcast the contents on its own websites. While, with exclusive licensed copyrights, in addition to the broadcasting right, the Group also has the right to sublicense the underlying contents to third parties.

Non-exclusive licensed copyrights, which only generate indirect advertising revenues, are generally amortized using an accelerated method based on historical viewership consumption patterns. The amortization of certain licensed video content other than movies, television series, variety shows and animations is on a straight-line basis, as the consumption pattern based on historical viewing data supports this method.  Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised, if necessary. When the amortization pattern is revised, it is accounted for as a change in accounting estimate prospectively in accordance with ASC 250, Accounting Changes and Error Corrections (“ASC 250”).

Exclusive licensed copyrights generate both direct sublicensing and indirect advertising revenues. The purchase cost of exclusive licensed copyrights includes a broadcasting right and a right to sublicense to third parties, and the Group allocates the content cost to these two rights when the exclusive licensed copyrights are initially recognized based on the relative proportion of the Group’s estimate of the total revenues that will be generated by each right. For the broadcasting right, which is the portion of an exclusive licensed copyright that generates indirect advertising revenues, the content costs are amortized in accordance with ASC 920 using an accelerated method based on historical viewership consumption patterns, which is the same with that of non-exclusive licensed copyrights as discussed above. For the right to sublicense to third parties, which is the portion of an exclusive licensed copyright that generates direct revenues, the content costs are amortized in accordance with ASC 926 using an individual-film-forecast-computation method, which amortizes such costs based on the ratio of the sum of sublicensing revenues and barter sublicensing revenues (see Note 3 — “Barter transactions”) generated for the current period to the total direct revenues estimated to be generated by the exclusive licensed copyrights for their whole license period or estimated useful lives. The Group revisits the forecasted total direct revenues on a periodic basis and any resulting changes to such estimates and the resulting amortization expense are accounted for prospectively as a change in accounting estimate in accordance ASC 250.

On a periodic basis, the Group evaluates the program usefulness of its licensed copyrights pursuant to the guidance in ASC 920-350 Entertainment-Broadcasters: Intangibles — Goodwill and Other which provides that such rights be reported at the lower of unamortized cost or estimated NRV. When there is a change in the expected usage of licensed copyrights, the Group estimates NRV of licensed copyrights to determine if any impairment exists.

For non-exclusive licensed copyrights which only generate indirect advertising revenues, NRV is determined by estimating the expected cash flows from advertising, less any direct costs, over the remaining useful lives of the non-exclusive licensed copyrights. The Company monetizes its licensed copyrights with branding customers based on the different content channels available on the Group’s platforms. Therefore, the Group estimates advertising cash flows for each category of content separately, such as movies, television series, variety shows, animations and other video contents. Estimates that impact advertising cash flows include anticipated levels of demand for the Group’s advertising services and the expected selling prices of the Group’s advertisements.

For exclusive licensed copyrights, as they generate indirect advertising revenues as well as direct revenues from sublicensing, in addition to the net cash flows from advertising, the Group also considers the expected sublicensing cash flows, less any direct costs, over the remaining useful lives of the exclusive licensed copyrights when determining NRV.

No impairment charges were recorded in any of the periods presented.

Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles — Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Company determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constituted a business for which discrete financial information is available and where segment management regularly reviews the operating results of that component. Prior to the acquisitions (Note 6), the Company had one reporting unit because no discrete financial information was available below the consolidated level. Subsequent to the acquisitions of Trade Lead (including Tianshi) and Tudou, the Company continues to have one reporting unit at the Group level as the operating results of Trade Lead (including Tianshi) and Tudou are not regularly reviewed by segment management.

Goodwill is tested for impairment on October 1 in each year. The Group adopted Accounting Standards Update (“ASU”) No. 2012- 02, Intangibles — Goodwill and Other (Topic 350), Goodwill for Impairment, pursuant to which we can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary. In 2013, we elected to use the two-step process required by ASC 350-20 to perform the annual impairment test. First, the Company reviews the carrying amount of the reporting unit compared to the fair value of the reporting unit. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The Company determines the implied fair value of goodwill by deducting the fair values of identifiable assets and liabilities from the fair value of the reporting unit. The fair value of identifiable assets and liabilities are determined using a discounted cash flow approach. This approach is based on cash flow assumptions that are consistent with the plans and estimates being used to manage the business. If the implied fair value of the reporting unit goodwill is lower than it carrying amount, goodwill of the reporting unit is impaired and is written down to its implied fair value. There has been no impairment of goodwill in any of the years presented.

Intangible assets, net

The advertising license is amortized using the straight-line method over the remaining term of the license.

The intangible assets acquired in the Merger, namely technology, customer relationships, non-compete agreement, user generated content and domain name, trademark and online video license, are recognized and measured at the fair value as of the acquisition date.

The technology and customer relationship are amortized using the straight-line method over the estimated useful life. The non-compete agreement and adaptation rights are amortized using the straight-line method over the contractual period. The user generated content is amortized using an accelerated method over the estimated useful life, which is expected to be two years.

As of December 31, 2014, intangible assets have weighted-average useful lives as follows:

Advertising license	28 years
Technology	5 years
Non-compete agreement	3 years
Customer relationship	5 years
User generated content	2 years
Adaptation rights	5.32 years
Domain name, trademark and online video license	indefinite

Intangible assets with definite useful lives are carried at cost less accumulated amortization and impairment loss, if any.

Domain name, trademark and online video license acquired from the Merger of Tudou may be renewed indefinitely at little cost and the Company intends to renew the domain name, trademark and online video license indefinitely.

The initial registration fee for the Company’s domain names and the renewal fees for the online video licenses and trademarks are expensed as incurred. Intangible assets with an indefinite useful life are not amortized, instead, they are tested for impairment annually or more frequently if events or changes in circumstances indicate that it is more likely than not that the assets are impaired. The Company assess indefinite-lived intangible assets for impairment in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles — Goodwill and Other on October 1 of each year. The Company performs a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired based on guidance in ASU No. 2012- 02, Intangibles — Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. If it is more likely than not the fair value of such an asset exceeds its carrying value, the Company would not need to calculate the fair value of the asset that year. However, if the Company concludes otherwise, a quantitative impairment test is performed. The quantitative impairment test consists of calculating the fair value of the asset and comparing it to the carrying amount. If the carrying amount exceeds its fair value, an impairment loss in an amount equal to that excess will be recognized. There has been no impairment charges realized on the Company’s indefinite-lived intangible assets in any of the years presented.

Impairment of long-lived assets other than goodwill

The Group evaluates long-lived assets, such as fixed assets and purchased or acquired intangible assets with finite lives other than licensed copyrights, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Group assesses the recoverability of the long-lived assets based on the undiscounted future cash flows the long-lived assets are expected to generate at the lowest level of identifiable cash flows.  The Group recognizes an impairment loss when the estimated undiscounted future cash flow expected to result from the use of the long-lived assets plus net proceeds expected from the eventual disposition of the long-lived assets, if any, is less than their carrying values. If the Group identifies an impairment, the Group reduces the carrying value of the long-lived assets to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Group uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of its carrying value or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the consolidated balance sheets.

Due to the continuing operating losses incurred, the Group determined an impairment indicator existed for its long-lived assets during 2013.  In accordance with ASC 360, the Group first performed a recoverability test at an asset group level, which includes the long-lived assets and certain other assets and liabilities, that when used together, is able to generate the lowest level of largely independent identifiable cash flows from other assets and liabilities. The Group determined that the asset group subject to the recoverability test includes prepayments for licensed copyrights, licensed copyrights, advertising license, technology, non-compete agreement, customer relationship, user generated content, capitalized content production costs, property, plant and equipment, with a total carrying amount of RMB986,112. The Group assessed the recoverability of the asset group based on the undiscounted future cash flows associated with the asset group with the assistance of an independent third-party valuation firm. The undiscounted cash flows for the asset group were based on a 2.5 year projection period, which approximates the remaining useful life of the licensed copyrights, which were determined to be the primary asset of the asset group. Cash flow projections were based on past experience, actual operating results and management’s best estimates about future developments, as well as certain market assumptions. The recoverability test indicated that the undiscounted cash flows were less than the carrying value of the related asset group. The Group then proceeded to determine the fair value of the asset group in accordance with ASC 820-10, Fair value measurement: Overall, with the assistance of an independent third-party valuation firm. The Group concluded that the Group’s current usage of assets represented the highest and best use of market participants. A discount rate of approximately 16% was used in the valuation which reflects the market assessment of the risks specific to the Group’s industry and is based on the weighted-average cost of capital for the asset group. The fair value of the asset group was determined to be RMB878,786 as of July 1, 2013.

An impairment charge of RMB nil, RMB107,326 and RMB nil was recorded for the years ended December 31, 2012, 2013, and 2014, respectively. In 2013, the impairment charge was allocated to each long-lived asset of the asset group subject to the scope of ASC 360-10, on a pro-rata basis using their relative carrying amounts, except that carrying amount of an individual long-lived asset cannot be reduced below its fair value. While part of the asset group, since the licensed copyrights are not within the scope of ASC 360-10, and already reported at the lower of unamortized cost or estimated NRV, no impairment loss was allocated to the licensed copyrights. The impairment charge was recorded in cost of revenue and other operating expenses for the year ended December 31, 2013 as follows:

As of December 31,
2013 (As Restated)
RMB
Cost of revenues	68,941
Product development	10,725
Sales and marketing	16,282
General and administrative	11,378
Total	107,326

In accordance with ASC 360-10, impairment losses on long-lived assets to be held and used were reflected as a permanent write-down of the cost basis of the affected assets. Accordingly, the Group eliminated the previously recorded cost and accumulated depreciation or amortization of the impaired long-lived assets.

Revenue recognition

The Group’s revenues are derived principally from online advertising services. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the related fee is reasonably assured under ASC subtopic 605-10, Revenue Recognition: Overall (“ASC 605-10”).

Revenue from online advertising services

Advertising contracts are signed to establish the fixed price and advertising services to be provided. Pursuant to the advertising contracts, the Group provides advertisement placements on its web pages in different formats, including but not limited to video, banners, links, logos and buttons. The Group makes a credit assessment of the customer to assess the collectability of the contract price prior to entering into contracts. For those contracts for which the collectability was assessed as not reasonably assured, the Group recognizes revenue only when the cash is received and all other revenue recognition criteria are met.

For contracts where the Group provides customers with a bundle of advertising services, the Group first determines whether each identified deliverable qualifies as a separate unit of accounting. For each unit of accounting, the Group allocates arrangement consideration in accordance with ASC subtopic 605-25, Revenue Recognition: Multiple-Element Arrangements (“ASC 605-25”). Pursuant to ASC 605-25, a contingent revenue feature limits the amount of arrangement consideration that is otherwise allocable to a delivered item that can be separately accounted for to the amount that is not contingent on the vendor’s completion of the remaining performance obligations, without considering the likelihood of the vendor’s performance. For bundled arrangements, the Group’s right to receive consideration from the customer for delivered items is contingent upon the successful delivery of the remaining undelivered items primarily because its contracts are silent on the Group’s rights to partial payment on delivered items when advertising services remain to be delivered and there is no specified formula in the contract nor an agreed practice with customers to determine the value of partially delivered services.

Therefore, the amount allocated to delivered items in a bundled arrangement is limited to the non-contingent amount, regardless of the Group’s historical experience with respect to resolution of such contingencies. Once the arrangement consideration has been allocated in accordance with ASC 605-25, all of which is to the last deliverable, or the combined unit of accounting when there are other services to be delivered together with the last deliverable (“combined unit of accounting”), the Group recognizes revenue when all the revenue recognition criteria under ASC 605-10 are met. Specifically, under ASC 605-10, the Company’s historical experience with respect to the successful delivery of the last deliverable or the combined unit of accounting, without providing concessions to its customer, is considered when evaluating whether fees are fixed or determinable, and consequently, the timing of revenue recognition.

The Group has historically demonstrated its ability to successfully complete delivery of the last deliverable or the combined unit of accounting without providing concessions. Accordingly, the abovementioned contingency is deemed to be resolved at the beginning of the performance period of the last deliverable or combined unit of accounting, and service revenue is recognized using the proportionate performance method over the performance period of the last deliverable in the arrangement or the remaining service period of the combined unit of accounting, respectively. The Company regularly monitors its ability to complete delivery of the last deliverable or the combined unit of accounting, without providing concessions, and in the event that such delivery is not certain without providing additional concessions to its customer, the Company will defer recognition until such time payment becomes due. Revenue is also deferred when nonrefundable payments are received from customers prior to satisfaction of the other revenue recognition criteria discussed above. The Group recognized advertising revenues of RMB1,617,173, RMB2,701,644 and RMB3,622,546 (US$583,848) for the years ended December 31, 2012, 2013 and 2014, respectively.

The Group provides various sales incentives to its customers, including cash incentives in the form of commissions to certain third-party advertising agencies (see Note 3 — “ Commissions to third-party advertising agencies”) and noncash incentives such as discounts and advertising services provided free of charge in certain bundled arrangements, which are negotiated on a contract by contract basis with customers. The Group has a general policy regarding the volume of advertising services to be provided free of charge which depends largely on the volume of advertising services purchased by the advertiser. The Group evaluates all advertising services in a bundled arrangement, whether provided for consideration or free or charge, pursuant to ASC 605-25 to determine whether it qualifies as a deliverable and separate unit of accounting.

Revenue from sublicensing

The Group also generates revenues from sublicensing content licensed from third party vendors for cash and through nonmonetary exchanges with other online video broadcasting companies. The exclusive licensing agreement the Group enters into with the vendors has a definitive license period and gives the Group rights to sublicense these contents to other third parties. The Group enters into a non-exclusive sublicense agreement with a sublicensee for a period that falls within the original exclusive license period. For cash sublicensing transactions, the Group receives a fixed amount of the sublicense fee upfront under the sublicensing arrangements and does not have any future obligation once it has provided the underlying content to the sub-licensee (which is provided at or before the beginning of the sublicense period). In accordance with ASC subtopic 926-605, Entertainment-Films: Revenue Recognition (“ASC 926-605”), the Group recognizes the amount of the sublicense fee as revenue at the beginning of the sublicense period only when the Group meets all the following criteria: persuasive evidence of a sublicensing arrangement with a customer exists, the content has been delivered or is available for immediate and unconditional delivery, the sublicense period of the arrangement has begun and the customer can begin its exploitation, exhibition, or sale, the arrangement fee is fixed or determinable and collection of the arrangement fee is reasonably assured. The Group recognized cash sublicensing revenues of RMB96,091, RMB98,351 and RMB18,120 (US$2,920) for the years ended December 31, 2012, 2013 and 2014, respectively.

The Group also enters into nonmonetary transactions to exchange online broadcasting rights of licensed copyrights with other online video broadcasting companies from time to time. The exchanged licensed copyrights provides rights for each respective party only to broadcast the licensed copyrights received on its own website; though, each party retains the right to continue broadcasting and / or sublicense the rights to the content it surrendered in the exchange. These nonmonetary exchanges of content are recognized at fair value and barter sublicensing revenues are recognized in accordance with the same ASC 926-605 criteria above, when there are no other future obligations under the agreement. (see Note 3 “Barter transactions”).

Revenue from mobile value-added services (“MVAS”)

The Group generates revenue from MVAS through partnership agreements with third party mobile network operators. The Group provides video clips to mobile network operators for its mobile phone users. Users pay a monthly subscription fee to the mobile network operator to access the video channel or pay on a per-clip download basis, and the Group shares the fees collected by the mobile network operator for such services. MVAS revenue is generally recognized when the Group receives monthly statements from the mobile network operators indicating the transaction volume generated by its mobile phone users that are subject to revenue share with the Group. For smaller mobile network operators, the Group defers revenue recognition until cash is received. The Group recognized MVAS revenues of RMB46,894, RMB196,075 and RMB221,468 (US$35,694) for the years ended December 31, 2012, 2013 and 2014, respectively.

Revenues from MVAS represent only the Group’s shares of the revenues to be received from the mobile network operators and are recorded on a net basis. The Group is not the primary obligor in the arrangement, nor does it enter into contracts with end customers or has the price setting capabilities, rather the Group provides the content to the mobile network operators in accordance with the operator’s overall strategy and requirements.

Revenue from subscription service

The Group operates a paid content platform where users can access advertisement-free premium content, such as high-definition movies. The subscription fee is time-based and is collected up-front. The terms of time-based subscriptions range from one month to twelve months. The receipt of subscription fee is initially recorded as deferred revenue and revenue is recognized ratably over the period of subscription as services are rendered. The Group evaluated the principal versus agent criteria and determined that the Group is the principal in the transaction and accordingly, records revenue on a gross basis. In determining whether to report subscription service revenue on a gross basis, the Group assesses whether it enters into contracts with viewers, who bears the credit risk and who has the price setting capabilities. Service fees levied by online and mobile payment channels are recorded as cost of revenues in the same period the subscription revenues are recognized. The Group recognized subscription revenues of RMB16,782, RMB26,450 and RMB119,619 (US$19,279) for the years ended December 31, 2012, 2013 and 2014, respectively.

Barter transactions

Nonmonetary exchanges of licensed copyrights

The Group enters into nonmonetary transactions to exchange online broadcasting rights of licensed copyrights with other online video broadcasting companies from time to time. The exchanged licensed copyrights provides rights for each respective party only to broadcast the licensed copyrights received on its own website; though, each party retains the right to continue broadcasting and / or sublicense the rights to the content it surrendered in the exchange. The Group accounts for these nonmonetary exchanges in accordance with ASC 845 and records the transaction based on the fair value of the asset surrendered.

The Group estimates the fair value of the content surrendered by deriving an “average transaction price” using actual cash sublicensing transactions for the same content with comparable counterparties, when available. The comparability of counterparties is assessed based on a number of factors, including relative size and scale, as well as market share of online viewership traffic they generate. In instances when the Group does not have actual cash sublicensing transactions for the same content as reference points, the estimates of fair value of the content surrendered is derived using an average transaction price of cash sub-licenses of content that is similar in nature with comparable counterparties. To assess whether the content is similar in nature to the bartered content, the Group considers, amongst others, (i) the type of content (i.e. movie, television series, variety shows); (ii) the geographic origination source of the content; and (iii) the timing in which the similar content is broadcasted.

The attributable cost of the barter transaction is recognized as cost of revenues through the amortization of the sublicensing right component of the exclusive licensed copyright (see Note 3” Licensed copyrights, net”), computed using the individual-film-forecast computation method. The Group recognized barter sublicensing revenues of RMB114,227, RMB40,510 and RMB193,300 (US$31,154) for the years ended December 31, 2012, 2013 and 2014, respectively. The related cost of barter sublicensing revenues were RMB37,605, RMB15,392 and RMB46,416 (US$7,481) for the years ended December 31, 2012, 2013 and 2014, respectively.

Other nonmonetary exchanges

The Group enters into cross-promotional agreements, which consists of advertising-for-advertising, advertising for licensed copyrights of content (“advertising-for-content), and licensed copyrights of content for advertising (“content-for-advertising”) barter transactions. The Group accounts for advertising-for-advertising barter transactions in accordance with ASC subtopic 605-20, Revenue Recognition: Services. Such advertising barter transactions are recorded at fair value only if the fair value of the advertising surrendered in the transaction is determinable based on the Group’s own historical practice of receiving cash for similar advertising from customers unrelated to the counterparty in the barter transaction.  If the fair value of the advertising surrendered in the barter transaction is not determinable, the transaction is recorded based on the carrying amount of the advertising surrendered. The Group accounts for advertising-for-content barter transactions in accordance with ASC subtopic 920-845, Entertainment-Broadcasters: Nonmonetary Transactions, and such barter transactions are recorded at the estimated fair value of the licensed copyrights received. Lastly, the Group refers to ASC subtopic 926-845, Entertainment-Films:  Nonmonetary Transactions to account for its content-for-advertising barter transactions, and such barter transactions are recorded at the fair value of the licensed copyrights surrendered or the advertising received, whichever is more readily determinable. The volume and total fair value for each type of the barter transaction described above were insignificant for each of the years presented.

Commissions to third-party advertising agencies

The Group provides cash incentives in the form of commissions to certain third-party advertising agencies based on volume and performance, and accounts for such incentives as a reduction of revenue in accordance with ASC subtopic 605-50, Revenue Recognition: Customer Payments and Incentives. The Group accounts for cash consideration given to agencies for which it does not receive a separately identifiable benefit or cannot reasonably estimate fair value as a reduction of revenue. The Group has estimated and recorded commissions to third-party advertising agencies as follows:

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Commissions to third-party advertising agencies	442,663	584,978	767,499	123,698

Value-added tax and business tax

In November 2011, the PRC Ministry of Finance and the State Administration of Taxation jointly issued two circulars setting out the details of the pilot Value-added, business taxes (“VAT”) reform program, which change the charge of sales tax from business tax to VAT for certain pilot industries. The pilot VAT reform program initially applied only to the pilot industries in Shanghai, and has been expanded to eight additional regions, including, among others, Beijing in 2012. Entities located in Shanghai and Beijing fall within the scope of the pilot program and have been recognized as the VAT general taxpayers since January 1, 2012 and September 1, 2012, respectively, the effective time of the pilot program in each of the regions. Prior to the implementation of the pilot VAT reform program, revenues generated from online advertising services and other services were subject to business tax, surcharges and cultural business construction fee totaling 8.6% of revenues before deduction for commissions to agencies. From the applicable effective time onwards, the online advertising services provided by these entities are subject to VAT at a rate of 6% plus 12% surcharges on VAT and 3% cultural business construction fee on revenues derived from online advertising services.

VAT and business tax for the years ended December 31, 2012, 2013 and 2014 of RMB169,283, RMB276,497 and RMB365,762 (US$58,950), respectively, were recorded in cost of revenues (Note 15) in the consolidated statements of comprehensive loss.

Advertising expenses

Advertising expenses, primarily advertisements through media publication are included in “Sales and marketing” and are expensed when incurred. Advertising expenses for the years ended December 31, 2012, 2013 and 2014 were RMB42,748, RMB143,691 and RMB298,323 (US$48,081), respectively.

Product development expenses

Product development expenses consist primarily of personnel-related expenses (including shared-based compensation cost) incurred for the development of, enhancement to, and maintenance of the Group’s websites as well as costs associated with new product development and enhancement. Depreciation expenses and other operating costs are also included in product development expenses. The Group recognizes product development costs as expense when incurred.

Government subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies which are not subject to any conditions or specific use requirements are recorded as “Government grant income” in the consolidated statements of comprehensive loss when received; whereas for the government subsidies with certain operating conditions, the amounts are recorded as liabilities when received and will be recorded as an operating income when the conditions are met. The Group receives government grants as financial support for the project of enhancing bandwidth. The amounts recognized as a reduction bandwidth costs included in “cost of revenues” were RMB nil, RMB13,504 and RMB nil for the years ended December 31, 2012, 2013 and 2014, respectively. The amounts recognized as government grant income for the years ended December 31, 2012, 2013 and 2014 was RMB10,119, RMB25,489 and RMB22,631 (US$3,647), respectively.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Group had no capital leases for the years ended December 31, 2012, 2013 and 2014.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate. The Group has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive loss.

The Group applies the provisions of ASC subtopic 740 (“ASC 740”), Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group recognizes in its consolidated financial statements the benefit of a tax position if a tax return position or future tax position is “more likely than not” to be sustained under examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured, using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax benefits are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and or developments with respect to tax audits, and the expiration of the statute of limitations. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to changes in individual tax position. Changes in recognition and measurement estimates are recognized in the period which the change occurs.

Loss per share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two-class method. Basic loss per share is computed by dividing net loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period.

The liquidation and dividend rights of the holders of the Company Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the losses are allocated on a proportionate basis.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary share equivalents, if any, by the weighted-average number of ordinary and dilutive ordinary share equivalents outstanding during the period. Dilutive ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive.

Share-based compensation

Options and restricted stock units granted to employees

The Group has accounted for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall, for share-based payment transactions with employees. Under the fair value recognition provisions of ASC 718-10, share-based compensation costs are measured at the grant date. The Group has elected to recognize share-based compensation costs using the straight-line method over the requisite service period with a graded vesting schedule, provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options and restricted stock units that are vested at that date. ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation costs are recorded net of estimated forfeiture such that expense was recorded only for those options and restricted stock units that are expected to vest.

Options and restricted stock units granted to non-employees

The Group has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC 718-10 and ASC subtopic 505-50, Equity: Equity-based Payments to Non-Employees. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date in which the counterparty’s performance is completed.

Concentration of risks

Concentration of credit risks

Financial instruments that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. The carrying amounts of these assets represent the Group’s maximum exposure to credit risk. As of December 31, 2014, the Group has RMB3,820,742 (US$615,792) in cash and cash equivalents and RMB617,586 (US$99,537) in restricted cash, which is held in cash and demand deposits with several financial institutions in the PRC and Hong Kong. Since the global financial crisis beginning in the third quarter of 2008, the risk of bankruptcy of those banks in which the Group has deposits or investments has increased significantly. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions.

Accounts receivable are typically unsecured and denominated in RMB, derived from revenue earned from customers and agencies in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains an allowance for doubtful accounts and actual losses have generally been within management’s expectations. Top five customers accounted for 36.4% of gross accounts receivable as of December 31, 2014 (2013: 35.9%) with 9.1%, 9.0%, 6.7%, 6.1% and 5.5%, respectively. For the years ended December 31, 2012, 2013 and 2014, no customer accounted for greater than 10% of net revenues.

Business and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

The Group’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Group’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in U.S. dollars. The functional currency of the Company is the U.S. dollar, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. The devaluation of RMB against the U.S. dollar was approximately 2.5% in 2014. Any significant revaluation of RMB may materially and adversely affect the cash flows, operating results and financial position of the Group. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

For the years ended December 31, 2012, 2013 and 2014, the net foreign currency translation loss resulting from the translation of the U.S. dollar functional currency to the RMB reporting currency recorded in other comprehensive loss was RMB6,762 and RMB83,171 and RMB27,842 (US$4,487), respectively.

Segment reporting

In accordance with ASC subtopic 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer,  who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive loss.

Recent accounting pronouncements

In April 2014, the FASB issued ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. ASU 2014-08 amends the definition of a discontinued operation in ASC 205-20 and requires entities to provide additional disclosures about discontinued operations as well as disposal transactions that do not meet the discontinued-operations criteria. ASU 2014-08 also expands the scope of ASC 205-20 to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale. In addition, the ASU 2014-08 requires entities to reclassify assets and liabilities of a discontinued operation for all comparative periods presented in the financial statements. Regarding the consolidated statement of cash flows, an entity must disclose, in all periods presented, either (1) operating and investing cash flows or (2) depreciation and amortization, capital expenditures, and significant operating and investing noncash items related to the discontinued operation. ASU 2014-08 is effective prospectively for all disposals (except disposals classified as held for sale before the adoption date) or components initially classified as held for sale in periods beginning on or after December 15, 2014. Early adoption is permitted. Upon adoption, the Group will report discontinued operations and disclose the disposals of components of the Group in accordance with the requirements of ASU 2014-08. The Group does not expect the adoption to have a material impact on the consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 outlines a comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASU 2014-09 also requires significantly expanded disclosures about revenue recognition. For public entities, ASU 2014-09 is effective for annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2016. Early adoption is not permitted. On April 1, 2015, the FASB decided to propose a one-year deferral of the effective date for its new revenue standard for public and nonpublic entities reporting under US GAAP. Under the proposal, the standard would be effective for public entities for annual reporting periods beginning after 15 December 2017 and interim periods therein. Early adoption would be permitted only for periods beginning after 15 December 2016 and interim periods therein. The Group is currently evaluating the impact of the adoption of ASU 2014-09 on the Group’s consolidated financial statements.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern. In connection with preparing financial statements for each annual and interim reporting period, an entity’s management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). The new standard is effective for reporting periods beginning after December 15, 2016. Earlier application is permitted. The Group will implement the provisions of ASU 2014-15 as of January 1, 2017. The Group expects that the adoption of ASU 2014-15 will not have a material impact on its consolidated financial statements.

In February 2015, the FASB issued ASU No.2015-02, “Consolidation (Topic 810): Amendments to the Consolidation Analysis (ASU 2015-02)”. ASU 2015-02 focuses on the consolidation evaluation for reporting organizations that are required to evaluate whether they should consolidate certain legal entities. The ASU simplifies consolidation accounting by reducing the number of consolidation models from four to two. In addition, the new standard simplifies the FASB Accounting Standards Codification and improves current guidance by: (i) placing more emphasis on risk of loss when determining a controlling financial interest; (ii) reducing the frequency of the application of related-party guidance when determining a controlling financial interest in a VIE; (iii) changing consolidation conclusion for public and private companies in several industries that typically make use of limited partnerships or VIEs. The ASU will be effective for periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The Group is in the process of evaluating the impact of adopting this guidance.